SUBSEQUENT EVENTS (Details Textual) (USD $)				9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Subsequent Event [Member] Epic Investments Llc [Member]	Mar. 31, 2012 Subsequent Event [Member] Mr Treppel [Member]	Dec. 31, 2012 Subsequent Event [Member] New Jersey Net Operating Losses [Member]	Mar. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member] Subsequent Event [Member]
Operating Loss Carryforwards						$ 391,105
Proceeds From Sale Of Operating Loss Carryforwards						359,817
Stock Issued During Period Shares Warrants Exercised				6,032,000
Stock Issued During Period Exercise Price Warrants Exercised				$ 0.0625
Proceeds from Warrant Exercises				377,000
Common Stock Issued For Derivative Interest								802,789		85,804
Derivative Interest Expenses										11,523
Preferred Stock, Shares Issued									797
Preferred shares Outstanding	3,562.50	5,213	13,439.50						797		1,216
Convertible Preferred Stock, Shares Issued upon Conversion							5,310,387					8,106,667
Proceeds from Related Party Debt					500,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 500,000
Line of Credit Facility, Interest Rate at Period End					10.00%
Line of Credit Facility, Description					The Loan will mature on the earlier of the date that Elite raises at least $2,000,000 in gross proceeds from the sale of any of its equity securities or July 31, 2013.